Leases - Financial position relating to leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	$ 12,897	$ 11,583	$ 9,454
Additions to right-of-use assets	4,200
Lease liabilities
Lease liabilities	3,417	3,509	3,476
Lease liabilities	9,009	7,956	6,181
Lease liabilities	12,426	11,465	9,657
Right-of-use assets Buildings
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	10,867	9,688	7,677
Lease equipment
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	196	230	264
Right-of-use assets Vehicles
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	$ 1,835	$ 1,664	$ 1,513